Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 154,488.75
Previously Paid Amount	0
Total Fee Amount	13.44
Total Offset Amount	0
Net Fee	$ 13.44
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A